JPMorgan U.S. Treasury Plus Money Market Fund Expense Example - Morgan C Shares [Member] - JPMorgan U.S. Treasury Plus Money Market Fund - Morgan	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	$ 714